SHAREHOLDERS' EQUITY (Schedule of Authorized, Issued and Outstanding Share Capital) (Details) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares		Dec. 31, 2017 ₪ / shares
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares, par value | ₪ / shares		₪ 3.0			₪ 3.0
Number of shares, Authorized	10,000,000		10,000,000
Number of shares, Issued	2,028,552		2,028,552	[1]
Number of shares, Outstanding	2,028,552		2,028,552	[1]
Ordinary shares, Amount | $	$ 397,056		$ 397,056

[1]	Respectively adjusted to reflect reverse split of shares.